Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 217,567	$ 373,084	$ 175,523	$ 158,249
Outstanding A/P checks [member]
Cash and Cash Equivalents [Line Items]
Outstanding A/P Checks	8,910	11,790
Outstanding payroll checks [Member]
Cash and Cash Equivalents [Line Items]
Outstanding A/P Checks	501	446
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Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 7,863	$ 11,060